SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Prepayments And Deposits
Beginning balance		$ 121,095	$ 121,095
Addition				121,514
Write off		$ 0	(120,372)
Exchange rate effect			(723)	(419)
Ending balance				$ 121,095